Commitments and Contingencies - Future minimum lease payments under non-cancelable operating leases (Details) - Software License Arrangement [Member]	Aug. 31, 2019 USD ($)
2020	$ 382,000
2021	382,000
2022	319,000
Total minimum payments	$ 1,083,000